INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
INVENTORIES

6. INVENTORIES

As of September 30, 2022 and December 31, 2021, inventories consisted of:

	September 30, 2022	December 31, 2021
Raw materials, parts and supplies	$959,000	$594,000
Finished products	1,824,000	652,000
Total inventories	$2,784,000	$1,246,000

T U R N O N G R E E N I N C [Member]
INVENTORIES

5. INVENTORIES

At December 31, 2021 and 2020, inventories consist of:

	December 31,
	2021	2020
Raw materials, parts and supplies	$594,000	$104,000
Finished products	652,000	228,000
Total inventories, net of obsolescence	$1,246,000	$332,000